MATERIAL RELATED PARTY TRANSACTIONS - Summary of Other Transactions With Related Parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
MATERIAL RELATED PARTY TRANSACTIONS
Disposal of property and equipment to:	¥ 13,600	¥ 1,400
Yuji Affiliates
MATERIAL RELATED PARTY TRANSACTIONS
Purchases of services from:	41,920	32,379
Payments made on behalf of customers to:		2,734
Disposal of property and equipment to:		1,431
Alliance affiliates
MATERIAL RELATED PARTY TRANSACTIONS
Sales of goods to:	1,445
Service rendered to:	¥ 5,320	¥ 6,058